Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and off balance
Provision ratio	0.05%	0.06%
12-month expected credit losses
Loans and off balance
Provision ratio	0.02%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.03%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	5.89%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 264,686	kr 272,760
Of which guaranteed	64.10%
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 36,798	41,125
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	11,352	12,884
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	160,946	141,266
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	4,065	3,360
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	51,525	74,125
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 202,583	209,232
Of which guaranteed	60.40%
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 34,112
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	10,188
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	134,117
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	2,818
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	21,348
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 60,678	62,286
Of which guaranteed	85.40%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 2,686
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	1,164
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	25,405
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1,246
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	30,177
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 1,425	1,242
Of which guaranteed	94.30%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	kr 1,424
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1
Accumulated impairment
Loans and off balance
Loans and off balance	(139)	(155)	kr (254)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(12)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(2)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(123)	(155)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	(2)
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	0
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(34)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(9)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(1)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(24)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(3)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(17)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(84)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(82)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance	(2)
Accumulated impairment | Expected credit losses individually assessed
Loans and off balance
Loans and off balance	(139)	(137)
Accumulated impairment | Expected credit losses individually assessed | 12-month expected credit losses
Loans and off balance
Loans and off balance	(34)	(38)
Accumulated impairment | Expected credit losses individually assessed | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(21)	(33)
Accumulated impairment | Expected credit losses individually assessed | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr (84)	kr (66)